Exhibit 99.6 Schedule 1

Data Compare
Run Date - 02/17/2026 7:15:37 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
164048	XXXXXXXXXX	XXXXXXXXXX	Qualifying DTI		0.43470	Verified